UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2001

Check here if Amendment [  ];       Amendment Number: ___
         This Amendment (Check only one.):  [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             3Bridge Capital LLC
Address:          650 California Street, 30th Floor
                  San Francisco, CA  94108


Form 13F File Number:  28-06407

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             David E. Post
Title:            CEO
Phone:            415/229-8733

Signature, Place, and Date of Signing:

       David E. Post            San Francisco, CA         02/12/02
       -------------            -----------------         --------
       [Signature]                [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                                           0
                                                     ---------------------------

Form 13F Information Table Entry Total:                                     62
                                                     ---------------------------

Form 13F Information Table Value Total:               $                534,473
                                                     ---------------------------
                                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE



                                                        3Bridge Capital LLC
                                                              FORM 13F
                                                              31-Dec-01

                                                                                                                 Voting Authority
                             Title of                      Value       Shares/ Sh/ Put/ Invstmt  Other          ----------------
      Name of Issuer         Class       CUSIP           (x$1000)      PrnAmt  Prn Call Dscretn Managers       Sole   Shared   None
---------------------------- --------    ---------      ---------    --------- --- ---- ----------------       --------------------
AFLAC Inc                      COM       001055102         1,623      66,100   SH         SOLE                 46,000       20,100
Albertsons Inc                 COM       013104104           610      19,375   SH         SOLE                  6,200       13,175
Amer. Home Prods               COM       026609107        14,623     238,315   SH         SOLE                219,265       19,050
American Intl Grp              COM       026874107        19,660     247,610   SH         SOLE                210,580       37,030
Anheuser Busch Cos             COM       035229103         1,517      33,552   SH         SOLE                 13,552       20,000
AOL Time Warner                COM       00184A105           350      10,889   SH         SOLE                  2,719        8,170
Apex Mortgage                  COM       037564101           259      23,000   SH         SOLE                 19,000        4,000
AT&T Corp                      COM       001957109        15,655     862,998   SH         SOLE                798,405       64,593
BP P L C                       COM       055622104           549      11,812   SH         SOLE                  9,180        2,632
Cadence Design                 COM       127387108           302      13,758   SH         SOLE                  8,458        5,300
ChevronTexaco                  COM       166764100        13,809     154,100   SH         SOLE                142,300       11,800
Cisco Sys Inc                  COM       17275R102           354      19,542   SH         SOLE                  8,022       11,520
Citigroup Inc                  COM       172967101        22,192     439,619   SH         SOLE                401,682       37,937
Coca Cola Co                   COM       191216100         1,346      28,546   SH         SOLE                 16,546       12,000
Colgate Palmolive              COM       194162103         3,794      65,697   SH         SOLE                 39,247       26,450
Computer Assoc                 COM       204912109        19,011     551,200   SH         SOLE                507,750       43,450
Computer Sciences              COM       205363104        16,193     330,600   SH         SOLE                305,700       24,900
Dell Computer                  COM       247025109        11,514     423,614   SH         SOLE                394,114       29,500
E Trade Grp                    COM       269246104           987      96,255   SH         SOLE                      0       96,255
El Paso Corp                   COM       28336l109        16,295     365,276   SH         SOLE                334,300       30,976
Exxon Mobil Corp               COM       30231g102        11,658     296,632   SH         SOLE                275,332       21,300
Federal Natl Mtg               COM       313586109        19,726     248,120   SH         SOLE                223,795       24,325
Franklin Res                   COM       354613101           964      27,343   SH         SOLE                 12,929       14,414
Freddie Mac                    COM       313400301        10,173     155,544   SH         SOLE                133,444       22,100
General Electric               COM       369604103        21,053     525,276   SH         SOLE                444,124       81,152
Hewlett-Packard                COM       428236103           231      11,268   SH         SOLE                  6,776        4,492
Intel Corp                     COM       458140100        18,099     575,490   SH         SOLE                498,970       76,520
Johnson & Johnson              COM       478160104        10,580     179,025   SH         SOLE                163,867       15,158
Kimberly Clark                 COM       494368103           676      11,300   SH         SOLE                  3,600        7,700
Kraft Foods                    COM       50075n104         8,875     260,800   SH         SOLE                239,100       21,700
Liberty Media                  COM       530718105        17,112   1,222,250   SH         SOLE              1,129,650       92,600
Lucent Tech                    COM       549463107         9,733   1,544,943   SH         SOLE              1,427,180      117,763
McDonalds Corp                 COM       580135101         7,517     284,000   SH         SOLE                261,500       22,500
Microsoft Corp                 COM       594918104        15,348     231,674   SH         SOLE                211,950       19,724
NASDAQ 100 Tr Unit             COM       631100104           546      14,025   SH         SOLE                 11,325        2,700
Nuance Communications Com      COM       669967101           210      23,050   SH         SOLE                      0       23,050
Office Depot                   COM       676220106        24,178   1,304,100   SH         SOLE              1,170,100      134,000
Omnicom Group                  COM       681919106         4,444      49,740   SH         SOLE                 32,490       17,250
Oracle Corp                    COM       68389X105         1,452     105,156   SH         SOLE                  9,110       96,046
Park Place Ent.                COM       700690100        14,770   1,610,650   SH         SOLE              1,471,750      138,900
Pepsico Inc                    COM       713448108         2,950      60,595   SH         SOLE                 32,345       28,250
Pfizer Inc                     COM       717081103           855      21,453   SH         SOLE                 17,978        3,475
Pharmacia Corp                 COM       71713U102         9,803     229,859   SH         SOLE                212,900       16,959
Phillips Pete Co               COM       718507106        12,515     207,680   SH         SOLE                195,180       12,500
Procter & Gamble               COM       742718109         1,623      20,510   SH         SOLE                 11,260        9,250
Qwest Comm.                    COM       749121109        10,923     773,015   SH         SOLE                709,305       63,710
Schering Plough Corp           COM       806605101         2,089      58,330   SH         SOLE                 48,510        9,820
Solectron Corp                 COM       834182107        11,710   1,038,086   SH         SOLE                929,186      108,900
State Street Corp              COM       857477103         1,762      33,725   SH         SOLE                 19,325       14,400
Storage Tech                   COM       862111200           237      11,460   SH         SOLE                  4,660        6,800
Sun Microsystems               COM       866810104         2,212     179,842   SH         SOLE                176,242        3,600
Telecom Holders Trust          COM       87927P200           536      12,000   SH         SOLE                  8,900        3,100
Tenet Healthcare               COM       88033g100        10,332     175,950   SH         SOLE                163,250       12,700
Tricon Global Rest             COM       895953107        18,407     374,120   SH         SOLE                344,560       29,560
Tyco Intl Ltd                  COM       902124106        17,847     303,013   SH         SOLE                272,095       30,918
Vodafone                       COM       92857W100           738      28,735   SH         SOLE                 19,070        9,665
Wal Mart Stores                COM       931142103        19,264     334,730   SH         SOLE                317,930       16,800
Walgreen Co                    COM       931422109         4,297     127,670   SH         SOLE                 72,270       55,400
Washington Mutual              COM       939322103         5,412     165,500   SH         SOLE                151,800       13,700
Wellpoint Health               COM       94973h108        13,946     119,350   SH         SOLE                109,800        9,550
Wells Fargo & Co               COM       949746101        19,827     456,100   SH         SOLE                408,175       47,925
WorldCom                       COM       98157D106         9,202     653,562   SH         SOLE                603,537       50,025
Total                           62        Records        534,473